INVENTORIES - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Raw materials	$ 14,670	$ 23,337
Semi-finished goods	1,545	2,667
Merchandise	12,661	18,968
Inventories	$ 28,876	$ 44,972